Quarterly Holdings Report
for
Fidelity® Equity-Income Fund
October 31, 2024
EQU-NPRT3-1224
1.809096.121
Common Stocks - 94.9%
	Shares	Value ($)
CANADA - 2.8%
Communication Services - 0.4%
Diversified Telecommunication Services - 0.4%
Quebecor Inc Class B	1,351,700	33,657,801
Consumer Discretionary - 0.3%
Hotels, Restaurants & Leisure - 0.3%
Restaurant Brands International Inc	423,000	29,420,275
Consumer Staples - 0.7%
Consumer Staples Distribution & Retail - 0.7%
Alimentation Couche-Tard Inc	653,547	34,081,982
Metro Inc/CN	449,870	26,717,241
		60,799,223
Energy - 1.4%
Oil, Gas & Consumable Fuels - 1.4%
Canadian Natural Resources Ltd (a)	1,648,038	56,045,247
Cenovus Energy Inc	229,400	3,688,918
Imperial Oil Ltd	916,536	68,393,788
		128,127,953
TOTAL CANADA		252,005,252
CHINA - 1.1%
Information Technology - 1.1%
Semiconductors & Semiconductor Equipment - 1.1%
NXP Semiconductors NV	427,615	100,275,718
FRANCE - 0.2%
Energy - 0.2%
Energy Equipment & Services - 0.2%
Vallourec SACA (b)	1,047,500	17,148,243
GERMANY - 0.3%
Industrials - 0.3%
Industrial Conglomerates - 0.3%
Siemens AG	137,515	26,753,525
ITALY - 0.2%
Industrials - 0.2%
Electrical Equipment - 0.2%
Prysmian SpA	247,344	17,439,720
JAPAN - 0.4%
Industrials - 0.4%
Industrial Conglomerates - 0.4%
Hitachi Ltd	1,493,810	37,531,767
KOREA (SOUTH) - 0.7%
Information Technology - 0.7%
Technology Hardware, Storage & Peripherals - 0.7%
Samsung Electronics Co Ltd	1,463,250	62,334,534
TAIWAN - 1.6%
Information Technology - 1.6%
Semiconductors & Semiconductor Equipment - 1.6%
Taiwan Semiconductor Manufacturing Co Ltd ADR	735,212	140,087,294
UNITED KINGDOM - 1.8%
Consumer Staples - 0.4%
Personal Care Products - 0.4%
Unilever PLC	549,697	33,532,633
Health Care - 1.1%
Pharmaceuticals - 1.1%
Astrazeneca PLC	652,204	92,804,458
Industrials - 0.3%
Aerospace & Defense - 0.3%
Rolls-Royce Holdings PLC (b)	4,331,800	29,891,147
TOTAL UNITED KINGDOM		156,228,238
UNITED STATES - 85.8%
Communication Services - 5.8%
Diversified Telecommunication Services - 1.6%
AT&T Inc	2,857,988	64,419,050
Verizon Communications Inc	1,808,264	76,182,162
		140,601,212
Entertainment - 1.0%
Walt Disney Co/The	889,200	85,541,040
Interactive Media & Services - 0.5%
Alphabet Inc Class A	318,672	54,527,966
Media - 1.5%
Comcast Corp Class A	2,383,663	104,094,563
Interpublic Group of Cos Inc/The	845,589	24,860,317
		128,954,880
Wireless Telecommunication Services - 1.2%
T-Mobile US Inc	459,750	102,597,810
TOTAL COMMUNICATION SERVICES		512,222,908

Consumer Discretionary - 5.4%
Diversified Consumer Services - 0.5%
H&R Block Inc	689,678	41,194,467
Hotels, Restaurants & Leisure - 1.5%
McDonald's Corp	411,113	120,090,218
Starbucks Corp	156,000	15,241,200
		135,331,418
Specialty Retail - 3.0%
Burlington Stores Inc (b)	198,175	49,101,820
Dick's Sporting Goods Inc	185,770	36,364,477
Lowe's Cos Inc	307,578	80,533,148
TJX Cos Inc/The	880,890	99,566,997
		265,566,442
Textiles, Apparel & Luxury Goods - 0.4%
Columbia Sportswear Co (a)	60,127	4,838,419
Tapestry Inc	629,950	29,891,128
		34,729,547
TOTAL CONSUMER DISCRETIONARY		476,821,874

Consumer Staples - 8.1%
Beverages - 1.8%
Coca-Cola Co/The	1,345,648	87,884,271
Keurig Dr Pepper Inc	2,058,221	67,818,382
		155,702,653
Consumer Staples Distribution & Retail - 3.5%
Albertsons Cos Inc	525,300	9,507,930
BJ's Wholesale Club Holdings Inc (b)	386,729	32,767,548
Costco Wholesale Corp	10,301	9,004,928
Dollar Tree Inc (b)	185,645	12,000,093
Target Corp	433,162	64,991,626
Walmart Inc	2,167,042	177,589,093
		305,861,218
Food Products - 0.7%
JM Smucker Co	174,900	19,852,899
Mondelez International Inc	664,150	45,480,992
		65,333,891
Household Products - 1.7%
Procter & Gamble Co/The	927,966	153,281,424
Personal Care Products - 0.4%
Kenvue Inc	1,648,393	37,797,651
TOTAL CONSUMER STAPLES		717,976,837

Energy - 5.0%
Oil, Gas & Consumable Fuels - 5.0%
Enterprise Products Partners LP	1,770,650	50,746,829
Exxon Mobil Corp	2,145,011	250,494,385
Hess Corp	384,767	51,743,466
Phillips 66	258,027	31,432,849
Shell PLC	1,087,188	36,298,294
Valero Energy Corp	198,465	25,752,818
		446,468,641
Financials - 19.6%
Banks - 11.3%
Bank of America Corp	3,870,806	161,877,107
Huntington Bancshares Inc/OH	4,559,304	71,079,549
JPMorgan Chase & Co	1,355,132	300,730,894
M&T Bank Corp	495,292	96,423,447
PNC Financial Services Group Inc/The	759,024	142,901,448
US Bancorp	1,379,500	66,643,645
Wells Fargo & Co	2,308,543	149,870,612
		989,526,702
Capital Markets - 0.8%
Blackrock Inc	76,300	74,852,589
Consumer Finance - 0.7%
Capital One Financial Corp	380,020	61,863,456
Financial Services - 1.2%
Apollo Global Management Inc	351,700	50,384,542
Visa Inc Class A	192,261	55,726,851
		106,111,393
Insurance - 5.6%
American Financial Group Inc/OH	365,288	47,096,581
Chubb Ltd	522,029	147,441,871
Hartford Financial Services Group Inc/The	1,046,524	115,578,111
Marsh & McLennan Cos Inc	416,627	90,924,676
The Travelers Companies, Inc.	402,336	98,950,516
		499,991,755
TOTAL FINANCIALS		1,732,345,895

Health Care - 12.9%
Biotechnology - 2.9%
AbbVie Inc	749,900	152,882,113
Gilead Sciences Inc	1,211,693	107,622,572
		260,504,685
Health Care Providers & Services - 3.1%
Cigna Group/The	168,177	52,943,801
UnitedHealth Group Inc	387,916	218,978,582
		271,922,383
Life Sciences Tools & Services - 1.8%
Danaher Corp	634,524	155,877,166
Pharmaceuticals - 5.1%
Eli Lilly & Co	81,614	67,718,400
GSK PLC	1,472,600	26,593,058
Johnson & Johnson	880,765	140,799,094
Merck & Co Inc	866,877	88,698,855
Roche Holding AG	155,108	48,068,514
Royalty Pharma PLC Class A	733,007	19,791,189
Sanofi SA	596,005	62,985,703
		454,654,813
TOTAL HEALTH CARE		1,142,959,047

Industrials - 10.8%
Aerospace & Defense - 3.8%
GE Aerospace	882,182	151,541,225
General Dynamics Corp	231,400	67,478,554
Huntington Ingalls Industries Inc	206,868	38,262,305
Northrop Grumman Corp	129,971	66,157,838
Spirit AeroSystems Holdings Inc Class A (b)	276,100	8,937,357
		332,377,279
Building Products - 0.7%
Johnson Controls International plc	767,679	57,998,148
Commercial Services & Supplies - 0.5%
GFL Environmental Inc Subordinate Voting Shares	491,067	20,544,154
Veralto Corp	239,241	24,448,038
		44,992,192
Electrical Equipment - 1.9%
AMETEK Inc	398,298	73,023,955
GE Vernova Inc	259,895	78,399,926
Regal Rexnord Corp	120,892	20,133,354
		171,557,235
Ground Transportation - 0.7%
Norfolk Southern Corp	242,400	60,704,232
Machinery - 2.1%
Crane Co	474,877	74,688,655
Hillenbrand Inc	353,100	9,727,905
ITT Inc	744,776	104,358,013
		188,774,573
Professional Services - 0.4%
KBR Inc	565,032	37,862,794
Trading Companies & Distributors - 0.7%
Watsco Inc	124,049	58,676,417
TOTAL INDUSTRIALS		952,942,870

Information Technology - 5.6%
Communications Equipment - 1.0%
Cisco Systems Inc	1,668,066	91,359,975
Electronic Equipment, Instruments & Components - 0.3%
Crane NXT Co	532,075	28,875,710
IT Services - 1.7%
Accenture Capital Inc Class A	255,213	88,002,547
Amdocs Ltd	603,699	52,971,569
		140,974,116
Semiconductors & Semiconductor Equipment - 0.7%
Analog Devices Inc	254,378	56,754,276
Broadcom Inc	51,000	8,658,270
		65,412,546
Software - 1.4%
Gen Digital Inc	904,612	26,333,255
Microsoft Corp	243,220	98,832,447
		125,165,702
Technology Hardware, Storage & Peripherals - 0.5%
Apple Inc	188,073	42,487,571
TOTAL INFORMATION TECHNOLOGY		494,275,620

Materials - 4.5%
Chemicals - 2.4%
Linde PLC	441,124	201,218,713
Containers & Packaging - 1.3%
Ball Corp	780,668	46,254,579
Crown Holdings Inc	765,408	71,603,918
		117,858,497
Metals & Mining - 0.8%
Freeport-McMoRan Inc	1,666,858	75,041,947
TOTAL MATERIALS		394,119,157

Real Estate - 2.1%
Specialized REITs - 2.1%
American Tower Corp	238,179	50,860,744
Lamar Advertising Co Class A	712,664	94,071,648
Public Storage Operating Co	146,905	48,340,559
		193,272,951
Utilities - 6.0%
Electric Utilities - 4.3%
Constellation Energy Corp	333,753	87,763,689
Exelon Corp	751,985	29,553,011
FirstEnergy Corp	619,358	25,907,745
NextEra Energy Inc	1,436,213	113,819,880
PG&E Corp	1,835,022	37,104,145
Southern Co/The	901,679	82,079,839
		376,228,309
Gas Utilities - 0.2%
Southwest Gas Holdings Inc	276,200	20,231,649
Independent Power and Renewable Electricity Producers - 0.5%
Vistra Corp	375,935	46,976,838
Multi-Utilities - 1.0%
Ameren Corp	342,593	29,843,276
CenterPoint Energy Inc	940,959	27,786,519
WEC Energy Group Inc	346,463	33,097,611
		90,727,406
TOTAL UTILITIES		534,164,202

TOTAL UNITED STATES		7,597,570,002
TOTAL COMMON STOCKS (Cost $5,213,387,026)		8,407,374,293

Money Market Funds - 5.0%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (c)	4.87	435,924,680	436,011,865
Fidelity Securities Lending Cash Central Fund (c)(d)	4.87	3,506,174	3,506,525
TOTAL MONEY MARKET FUNDS (Cost $439,518,390)			439,518,390

TOTAL INVESTMENT IN SECURITIES - 99.9% (Cost $5,652,905,416)	8,846,892,683
NET OTHER ASSETS (LIABILITIES) - 0.1%	8,424,408
NET ASSETS - 100.0%	8,855,317,091

Legend

(a)	Security or a portion of the security is on loan at period end.
(b)	Non-income producing
(c)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(d)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund	21,915,226	1,094,120,575	680,023,454	8,166,121	(482)	-	436,011,865	0.9%
Fidelity Securities Lending Cash Central Fund	33,924,700	294,930,946	325,349,121	36,730	-	-	3,506,525	0.0%
Total	55,839,926	1,389,051,521	1,005,372,575	8,202,851	(482)	-	439,518,390

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.
Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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